UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	Georgetowne Long/Short Fund
	Portfolio of Investments
	July 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Air Transportation, Scheduled- 4.20%
500	America West Holdings Corp. *	3,040
500	Continental Airlines *	4,495
700	Mesa Air Group *	4,368
		11,903
Commercial Banks, NEC- 10.86%
300	HDFC Bank Ltd.	8,124
2,500	Mitsubishi Tokyo Financial Group	22,650
		30,774
Industrial Organic Chemicals- 5.40%
300	Nova Chemicals Corp.	9,111
300	Sensient Technologies Corp.	6,192
		15,303
Metal Mining- 3.69%
300	Freeport Mcmoran Copper, Inc.	10,455

Plastic Materials, Synth Resin- 4.81%
750	Sinopec Beijing Petrochemical Co Ltd.	13,620

Radiotelephone Communications- 11.69%
1,500	China Unicom	11,205
150	Mobile Telesystems	17,558
50	Vimpel Communications *	4,373
		33,135
Secondary Smelting & Refining- 3.50%
800	IMCO Recycling, Inc. *	9,920

Security Brokers, Dealers - 3.90%
800	Nomura Holdings ADR	11,040

Semiconductors & Related Devices- 19.83%
1000	Altera Corp. *	20,820
1,000	Broadcom Corp. *	35,360
		56,180
Services-Engineering Services- 3.17%
1,000	Essex Corp. *	8,990

Services-Prepackaged Software- 1.00%
100	Sina Corp. *	2,834

Steel Works, Blast Furnaces- 7.23%
300	Steel Technologies, Inc.	6,933
1,000	AK Steel Holding Corp. *	6,630
200	Commercial Metals Co.	6,926
		20,489
Telecommunications Equipment- 6.11%
250	Qualcomm	17,303

Telephone & Telegraph Apparatus- 5.53%
5,000	Corvis *	5,600
600	Advanced Fibre Communications *	10,056
		15,656
Wholesale-Paper & Paper Products- 2.28%
200	Boise Cascade Corp.	6,450

TOTAL COMMON STOCKS (Cost $237,716)- 93.20%		$264,052

CASH & EQUIVALENTS- 10.50%
29,738	First American Treasury Obligation Fund Cl A .55%	29,738

TOTAL INVESTMENTS- 103.69%		$293,790

ASSETS LESS LIABILITIES- (3.69)%		(10,460)

NET ASSETS- 100.00%		$283,330

SECURITIES SOLD SHORT
COMMON STOCKS		Fair Value
Gold & Silver Ores- (3.60)%
650	Glamis Gold, Ltd. *	10,205

	Total (Proceeds - $9,823)	10,205

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date September 29, 2004

* Print the name and title of each signing officer under his or her signature.